Borrowings	12 Months Ended
Jun. 30, 2021
Borrowings
19. Borrowings

19. Borrowings

The following table shows the Group's borrowings as of June 30, 2021 and 2020:

	Book Value at 06.30.21	Book Value at 06.30.20	Fair Value at 06.30.21	Fair Value at 06.30.20
Non-Convertible notes	34,685	52,518	32,084	39,202
Bank loans	2,145	3,638	2,159	3,443
Bank overdrafts	5,276	2,102	5,276	2,102
AABE Debts	258	273	258	273
Loans with non-controlling interests	157	166	157	166
Finance leases	51	-	51	-
Related parties (Note 30)	350	-	350	-
Total borrowings	42,922	58,697	40,335	45,186
Non-current	35,188	39,922
Current	7,734	18,775
Total	42,922	58,697

As of June 30, 2021 and 2020, the Group did not hold collateralized liabilities (seller financing and long-term borrowings).

The maturity of the Group's borrowings and the Group's classification related to interest rates is as follows:

	06.30.21	06.30.20
Capital
Less than one year	6,815	17,660
Between 1 and 2 years	34,944	941
Between 2 and 3 years	95	38,790
Between 3 and 4 years	80	97
More than 4 years	59	60
	41,993	57,548
Accrued interest:
Less than one year	919	1,115
Between 3 and 4 years	10	34
	929	1,149
	42,922	58,697

The fair value of current borrowings approximate its carrying amount, as the effect of discounting is not significant. The fair value of debt instruments that are not quoted on a market are valued at their technical value, that is, nominal value plus accrued interest.

The following table shows a detail of the borrowings evolution as of June 30, 2021, 2020 and 2019:

	06.30.21	06.30.20	06.30.19
Balances at the beginning of the year	58,697	50,516	52,327
Borrowings obtained	52	15,460	5,015
Payment of borrowings	(16,414)	(15,951)	(4,495)
Interest paid	(4,589)	(4,530)	(4,346)
Accrued interest	4,299	4,165	4,509
Foreign exchange	(3,038)	8,537	(3,046)
Short terms loans, net	5,656	1,936	531
Repurchase of non-convertible notes	1,217	(902)	(121)
Payment of non-convertible notes	9	(15)	38
Others	(2,967)	(520)	(41)
Inflation adjustment	-	1	145
Balances at the end of the year	42,922	58,697	50,516

The fair value of non-current borrowings at fixed rates (excluding obligations under finance leases) is as follows:

	06.30.21	06.30.20
NCN Class II due 2023	32,084	28,412
NCN Class IV due 2020	-	11,420
Bank loans	2,159	3,443
	34,243	43,275

The following table breakdown the borrowings by fixed and floating rate of the Group by emission currency:

Borrowings by currency and rate	06.30.21	06.30.20
Fixed rate:
Argentine Peso	5,652	2,039
US Dollar	35,211	52,655
Subtotal borrowings at fixed rate	40,863	54,694
Floating rate:
Argentine Peso	257	776
US Dollar	1,802	3,227
Subtotal borrowings at floating rate	2,059	4,003
Total borrowings	42,922	58,697
Total borrowings in accordance with financial statement	42,922	58,697